Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Other receivable	$ 892,703
Advances to employees	21,910
Security deposits	$ 317,459
Other receivable settled percentage	74.90%	74.90%
Deferred initial public offering costs		$ 629,748